Summary of Significant Accounting Policies - Summary of Movements Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Impact of adoption			¥ 784
Beginning balance	¥ 784
Provisions	6,305	$ 966
Ending balance	¥ 7,089